UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-04226
                                                    --------------------------

       Principal Government Securities Income Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                       (Zip code)

           Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
BONDS (28.69%)
FEDERAL & FEDERALLY SPONSORED CREDIT (3.05%)
 Federal Farm Credit Bank
                                                     $                      $
  3.75%; 01/15/09                                      3,000,000               2,987,622
  4.48%; 08/24/12                                      3,000,000               3,029,049
  4.80%; 11/05/13                                      3,690,000               3,789,054
                                                                               9,805,725
FINANCE-MORTGAGE LOAN/BANKER (24.73%)
 Federal Home Loan Bank System
  1.88%; 06/15/06 /1/                                  4,000,000               3,923,380
  2.45%; 03/23/07                                      6,000,000               5,869,536
  2.63%; 05/15/07                                      7,000,000               6,859,811
  3.75%; 08/15/08                                      6,000,000               5,984,970
  4.13%; 11/15/06                                      3,000,000               3,034,980
  4.50%; 11/15/12                                      6,000,000               6,083,388
 Federal Home Loan Mortgage
  2.88%; 05/15/07 /1/                                  6,000,000               5,916,588
  4.50%; 01/15/13 /1/                                  8,000,000               8,081,464
  4.63%; 05/28/13                                      3,000,000               2,981,169
  6.63%; 09/15/09                                      6,000,000               6,671,196
 Federal National Mortgage Association
  2.63%; 11/15/06                                      4,000,000               3,945,516
  3.25%; 08/15/08                                      6,000,000               5,892,408
  4.33%; 02/17/09 /2/                                  4,000,000               3,999,360
  4.38%; 03/15/13                                      4,000,000               4,004,368
  5.38%; 11/15/11                                      6,000,000               6,388,014
                                                                              79,636,148
FINANCE-OTHER SERVICES (0.91%)
 Private Export Funding
  3.38%; 02/15/09                                      3,000,000               2,946,138
                                                    TOTAL BONDS               92,388,011

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (27.90%)
4.50%; 06/01/11                                        2,862,245               2,873,099
4.50%; 04/01/19                                        3,400,845               3,398,298
4.50%; 11/01/19                                        9,867,796               9,860,405
4.50%; 02/01/20 /3/                                   13,200,000              13,175,250
5.00%; 10/01/10                                       12,056,478              12,275,206
5.00%; 05/01/11                                        8,706,907               8,860,941
5.00%; 05/01/18                                        7,547,221               7,672,889
5.00%; 09/01/34                                        9,878,971               9,870,643
5.50%; 12/01/33                                        8,445,570               8,619,600
5.50%; 02/01/35 /3/                                   13,000,000              13,247,806
                                       TOTAL FHLMC CERTIFICATES               89,854,137

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (15.27%)
                                                     $                      $
4.00%; 02/01/20 /3/                                   11,000,000              10,762,818
4.50%; 11/01/14                                        5,325,102               5,390,452
5.00%; 12/01/10                                        5,814,862               5,912,226
5.50%; 06/01/34                                        6,510,351               6,634,191
5.50%; 03/01/35 /3/                                   10,000,000              10,153,120
6.00%; 02/01/35 /3/                                   10,000,000              10,325,000
                                        TOTAL FNMA CERTIFICATES               49,177,807

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (22.73%)
2.88%; 10/20/30                                        7,120,834               7,208,535
5.00%; 05/20/33                                       16,334,139              16,427,962
5.00%; 08/15/33                                        4,178,113               4,212,570
5.00%; 08/15/33                                        7,463,907               7,525,462
5.50%; 12/15/13                                           85,569                  89,279
5.50%; 01/15/14                                          327,495                 341,621
5.50%; 01/15/14                                          293,559                 306,221
5.50%; 02/15/14                                          221,691                 231,253
5.50%; 03/15/14                                          376,274                 392,504
6.00%; 03/15/17                                        1,802,440               1,897,171
6.00%; 10/15/23                                          889,379                 930,929
6.00%; 10/15/23                                        6,733,259               7,047,823
6.00%; 11/15/23                                          379,428                 397,154
6.00%; 11/15/23                                          183,216                 191,776
6.00%; 12/15/23                                          177,341                 185,626
6.00%; 12/15/23                                          163,536                 171,176
6.00%; 12/15/23                                           15,509                  16,234
6.00%; 01/15/24                                          299,586                 313,172
6.00%; 01/20/24                                          103,101                 107,648
6.00%; 02/15/24                                          151,749                 158,631
6.00%; 02/15/24                                          218,497                 228,406
6.00%; 02/15/24                                          206,001                 215,343
6.00%; 03/15/24                                           97,120                 101,524
6.00%; 04/20/24                                          174,097                 181,774
6.00%; 05/20/24                                          221,411                 231,175
6.00%; 05/20/24                                          115,109                 120,185
6.00%; 10/20/24                                           97,314                 101,605
6.00%; 09/20/25                                          152,768                 159,304
6.00%; 11/20/25                                           89,410                  93,235
6.00%; 06/20/26                                          184,541                 192,251
6.00%; 07/15/32                                        4,809,976               5,002,553
6.00%; 08/15/32                                          812,502                 845,032
6.00%; 09/15/32                                          757,251                 787,569
6.00%; 10/15/32                                        2,467,078               2,565,853
6.50%; 07/15/08                                           51,811                  54,180
6.50%; 07/15/08                                           68,284                  71,406
6.50%; 10/15/08                                           90,425                  94,560
6.50%; 03/15/09                                           88,015                  92,039
6.50%; 09/15/23                                           90,051                  95,420
6.50%; 09/15/23                                          110,900                 117,511
6.50%; 09/15/23                                          107,658                 114,076
6.50%; 09/15/23                                          126,370                 133,904
6.50%; 10/15/23                                          125,198                 132,662
6.50%; 10/15/23                                           88,528                  93,806
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                      $
6.50%; 11/15/23                                           87,052                  92,241
6.50%; 12/15/23                                          298,832                 316,647
6.50%; 12/15/23                                          315,165                 333,954
6.50%; 12/15/23                                          154,740                 163,965
6.50%; 12/15/23                                           91,486                  96,940
6.50%; 01/15/24                                          156,358                 165,477
6.50%; 01/15/24                                           81,752                  86,520
6.50%; 01/15/24                                          188,496                 199,489
6.50%; 01/15/24                                           91,387                  96,716
6.50%; 01/15/24                                          153,948                 162,926
6.50%; 01/15/24                                          137,815                 145,852
6.50%; 01/15/24                                           78,490                  83,067
6.50%; 01/15/24                                          146,970                 155,541
6.50%; 03/15/24                                          115,560                 122,300
6.50%; 04/15/24                                          168,157                 177,964
6.50%; 04/20/24                                          106,162                 112,051
6.50%; 07/15/24                                          428,500                 454,045
6.50%; 10/15/25                                          156,428                 165,363
6.50%; 12/20/25                                          385,470                 406,390
6.50%; 01/15/26                                           87,796                  92,735
6.50%; 03/15/26                                          108,445                 114,546
6.50%; 07/20/26                                           56,686                  59,713
6.50%; 02/15/28                                          132,785                 140,061
6.50%; 08/20/33                                        1,094,416               1,149,508
7.00%; 11/15/22                                          116,147                 123,988
7.00%; 11/15/22                                           74,020                  79,017
7.00%; 11/15/22                                          277,953                 296,717
7.00%; 11/15/22                                          151,080                 161,279
7.00%; 12/15/22                                          100,488                 107,272
7.00%; 12/15/22                                          275,278                 293,861
7.00%; 01/15/23                                           91,663                  97,823
7.00%; 01/15/23                                          101,711                 108,547
7.00%; 01/15/23                                           58,412                  62,338
7.00%; 02/15/23                                          572,671                 611,156
7.00%; 03/15/23                                          107,132                 114,332
7.00%; 07/15/23                                           67,686                  72,235
7.00%; 07/15/23                                           54,349                  58,002
7.00%; 07/15/23                                          188,443                 201,107
7.00%; 07/15/23                                          113,671                 121,310
7.00%; 08/15/23                                          122,405                 130,631
7.00%; 08/15/23                                           25,662                  27,387
7.00%; 10/15/23                                           97,545                 104,101
7.00%; 12/15/23                                           93,929                 100,241
7.00%; 12/15/23                                          115,028                 122,759
7.00%; 01/15/26                                           88,374                  94,119
7.00%; 05/15/26                                           72,721                  77,448
7.00%; 01/15/27                                           85,120                  90,560
7.00%; 03/15/27                                           43,224                  45,987
7.00%; 11/15/27                                          248,956                 264,868
7.00%; 12/15/27                                          238,917                 254,187
7.00%; 04/15/28                                           54,725                  58,191
7.00%; 04/15/28                                          208,698                 221,918
7.25%; 09/15/25                                          181,992                 195,062
7.25%; 09/15/25                                           39,279                  42,100
7.25%; 09/15/25                                           25,843                  27,699
7.25%; 10/15/25                                           96,087                 102,988
7.50%; 04/15/17                                           20,853                  22,476
                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                      $
7.50%; 04/15/17                                          153,770                 165,743
7.50%; 04/15/17                                          101,649                 109,564
7.50%; 05/15/17                                           19,198                  20,692
7.50%; 07/15/18                                           44,938                  48,463
7.50%; 12/15/21                                           40,110                  43,318
7.50%; 12/15/21                                           45,997                  49,676
7.50%; 12/15/21                                           50,531                  54,573
7.50%; 02/15/22                                           78,998                  85,388
7.50%; 03/15/22                                           26,853                  29,025
7.50%; 03/15/22                                           25,034                  27,059
7.50%; 03/15/22                                           38,335                  41,436
7.50%; 04/15/22                                           29,194                  31,556
7.50%; 04/15/22                                           44,851                  48,479
7.50%; 04/15/22                                           44,416                  48,009
7.50%; 04/15/22                                           44,081                  47,646
7.50%; 05/15/22                                          114,977                 124,278
7.50%; 07/15/22                                          143,153                 154,733
7.50%; 08/15/22                                           27,083                  29,274
7.50%; 08/15/22                                           72,715                  78,597
7.50%; 08/15/22                                           40,967                  44,281
7.50%; 08/15/22                                           59,188                  63,976
7.50%; 08/15/22                                           40,460                  43,733
7.50%; 08/15/22                                           38,650                  41,777
7.50%; 08/15/22                                          179,344                 193,851
7.50%; 08/15/22                                           78,144                  84,465
7.50%; 11/15/22                                           85,752                  92,688
7.50%; 02/15/23                                           45,982                  49,685
7.50%; 02/15/23                                           61,890                  66,873
7.50%; 05/15/23                                           71,152                  76,880
7.50%; 05/15/23                                           21,921                  23,686
7.50%; 05/15/23                                           92,525                  99,975
7.50%; 06/15/23                                           49,408                  53,386
7.50%; 10/15/23                                           41,363                  44,694
7.50%; 11/15/23                                          186,034                 201,012
7.50%; 01/15/24                                           56,747                  61,171
7.50%; 08/15/24                                           29,365                  31,655
7.50%; 04/15/27                                           69,157                  74,383
7.50%; 05/15/27                                          157,826                 169,753
7.50%; 05/15/27                                           59,808                  64,328
7.50%; 06/15/27                                           41,276                  44,395
7.50%; 06/15/27                                           80,158                  86,215
8.00%; 08/15/16                                          122,589                 133,534
8.00%; 09/15/16                                           11,726                  12,773
8.00%; 12/15/16                                           36,139                  39,365
8.00%; 04/15/17                                           18,978                  20,773
8.00%; 04/15/17                                           31,740                  34,741
8.00%; 04/15/17                                           41,499                  45,423
8.00%; 05/15/17                                           45,337                  49,623
8.00%; 05/15/17                                           25,352                  27,749
8.00%; 06/15/17                                           31,857                  34,869
8.00%; 06/15/17                                           38,159                  41,766
8.00%; 06/15/17                                           62,553                  68,467
8.00%; 07/15/17                                           30,778                  33,687
8.00%; 02/15/22                                          129,978                 142,226
                                        TOTAL GNMA CERTIFICATES               73,199,204

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
TREASURY BONDS (8.76%)
 U.S. Treasury Inflation-Indexed Obligations
                                                     $                      $
  2.38%; 01/15/25                                      5,066,400               5,450,732
  3.88%; 01/15/09                                      5,823,150               6,456,190
  4.25%; 01/15/10                                      2,270,500               2,611,341
 U.S. Treasury Strip /4/
  0.00%; 11/15/15                                     10,000,000               6,246,150
  0.00%; 08/15/20                                     10,000,000               4,814,340
  0.00%; 08/15/25                                      7,000,000               2,616,040
                                           TOTAL TREASURY BONDS               28,194,793

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (14.22%)
FINANCE-MORTGAGE LOAN/BANKER (14.22%)
 Investment in Joint Trading Account;
             Federal Home Loan Bank
  2.30%; 02/01/05                                     45,783,228              45,783,228
                                         TOTAL COMMERCIAL PAPER               45,783,228


                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.12%)
 Lehman Brothers; 2.42%; dated 01/31/05
  maturing 02/01/05 (collateralized by U.S.                                 $
  Treasury; $16,677,499; 11/15/06) /5/               $16,474,107              16,473,000
                                    TOTAL REPURCHASE AGREEMENTS               16,473,000
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (122.69%)              395,070,180
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
 (-22.69%)                                                                   (73,064,667)
                                     TOTAL NET ASSETS (100.00%)             $322,005,513
                                                                            ---------------


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Variable rate.
/3 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/4 /Non-income producing security.
/5 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,451,027
Unrealized Depreciation                          (535,965)
                                             ------------
Net Unrealized Appreciation (Depreciation)      2,915,062
Cost for federal income tax purposes         $392,155,118


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Government Securities Income Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------